LEASES (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Mar. 25, 2021	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease expiration		expire in November 2025
Early termination of lease payment		$ 1,000,000
Security deposit		182,000	$ 182,000,000
Net payment of lease termination fee		818,000
Write off of the remaining right of use asset		4,500,000
write off of lease liability		5,600,000
Gain on termination of lease		$ 100,000
Rent expense				$ 1,200,000
Operating lease expiration			Nov. 30, 2025
New Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease expiration	The lease expires on March 25, 2022 and the Company has the option to renew the lease for one additional successive one-year term upon six months written notice to the landlord. This new lease is accounted for as a short-term lease and the Company has elected to not recognize the right-of-use asset and lease liability.
Rent expense	$ 29,000